Intra-Group Loan and Share Pledge Agreement (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Oct. 24, 2016 USD ($)	Oct. 24, 2016 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Sohu Media [Member] | AmazGame [Member] | Loan Agreement [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Maximum amount of loan Sohu Media can borrow from AmazGame	$ 145.7	¥ 1,000.0
Annual interest rate	6.00%	6.00%
Loans received from related parties			$ 43.7	¥ 300.0	$ 29.1	¥ 200.0	$ 72.9	¥ 500.0
Total outstanding balance of loan received from related parties											$ 15.3	¥ 1,000.0
Sohu Game [Member] | Changyou [Member] | Share Pledge Agreement [Member] | ADSs [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Consecutive trading days	10 days	10 days
Sohu Game [Member] | Changyou [Member] | Share Pledge Agreement [Member] | ADSs [Member] | Minimum [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Percentage of additional incremental share price drop	20.00%	20.00%
Sohu Game [Member] | Changyou [Member] | Share Pledge Agreement [Member] | Class B Ordinary Shares [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Consecutive trading days	10 days	10 days
Shares pledged									21,847,751	21,847,751
Sohu Game [Member] | Changyou [Member] | Share Pledge Agreement [Member] | Class B Ordinary Shares [Member] | Minimum [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Percentage of share price drop	20.00%	20.00%
Video Tianjin [Member] | AmazGame [Member] | Supplementary Agreement [Member]
Intracompany Loan and Share Pledge Agreement [Line Items]
Total outstanding balance of loan received from related parties									$ 145.7	¥ 1,000.0